Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000162549 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000162549 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
C000162549 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000162549 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%	[1]
C000162549 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
C000162549 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[1]
C000162549 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000162549 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000162549 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000162549 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000162549 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162549 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162549 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162549 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162549 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162549 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162549 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033992 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
C000033992 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[2]
C000033992 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000033992 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%	[2]
C000033992 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[2]
C000033992 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[2]
C000033992 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000033992 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000033992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000033992 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000033992 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033992 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033992 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033992 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033992 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033992 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079556 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000079556 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[3]
C000079556 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000079556 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%	[3]
C000079556 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[3]
C000079556 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[3]
C000079556 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[3]
C000079556 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000079556 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000079556 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000079556 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079556 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079556 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079556 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079556 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079556 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033991 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[4]
C000033991 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[4]
C000033991 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000033991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%	[4]
C000033991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[4]
C000033991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[4]
C000033991 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[4]
C000033991 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000033991 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000033991 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000033991 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033991 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033991 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033991 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033991 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033991 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014635 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000014635 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[5]
C000014635 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5]
C000014635 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%	[5]
C000014635 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[5]
C000014635 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[5]
C000014635 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[5]
C000014635 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000014635 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000014635 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000014635 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014635 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014635 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014635 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014635 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014635 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014635 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202747 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[6]
C000202747 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[6]
C000202747 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[6]
C000202747 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%	[6]
C000202747 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[6]
C000202747 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[6]
C000202747 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[6]
C000202747 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
C000202747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000202747 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000202747 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202747 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202747 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202747 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202747 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202747 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162551 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000162551 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000162551 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000162551 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000033995 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000033995 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000033995 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000033995 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000079558 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000079558 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000079558 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000079558 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000033994 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000033994 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000033994 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000033994 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000014638 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000014638 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000014638 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000014638 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000162566 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[7]
C000162566 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[7]
C000162566 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000162566 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[7]
C000162566 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[7]
C000162566 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[7]
C000162566 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[7]
C000162566 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000162566 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000162566 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000162566 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162566 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162566 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033274 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000033274 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[8]
C000033274 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000033274 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[8]
C000033274 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[8]
C000033274 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[8]
C000033274 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000033274 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000033274 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000033274 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000033274 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033274 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033274 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079571 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[9]
C000079571 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[9]
C000079571 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000079571 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[9]
C000079571 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[9]
C000079571 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[9]
C000079571 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000079571 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000079571 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000079571 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000079571 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079571 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079571 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033275 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[10]
C000033275 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[10]
C000033275 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000033275 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[10]
C000033275 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[10]
C000033275 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[10]
C000033275 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[10]
C000033275 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000033275 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000033275 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000033275 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033275 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033275 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033276 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[11]
C000033276 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[11]
C000033276 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000033276 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[11]
C000033276 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[11]
C000033276 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[11]
C000033276 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[11]
C000033276 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000033276 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000033276 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000033276 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033276 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033276 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202755 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[12]
C000202755 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[12]
C000202755 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000202755 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[12]
C000202755 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[12]
C000202755 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[12]
C000202755 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[12]
C000202755 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000202755 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000202755 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000202755 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202755 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202755 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162567 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13]
C000162567 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[13]
C000162567 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[13]
C000162567 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[13]
C000162567 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.20%	[13]
C000162567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000162567 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162567 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162567 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000162567 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162567 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033277 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000033277 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[14]
C000033277 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[14]
C000033277 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[14]
C000033277 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.20%	[14]
C000033277 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000033277 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033277 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000033277 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033277 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033277 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079572 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000079572 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[15]
C000079572 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[15]
C000079572 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[15]
C000079572 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.20%	[15]
C000079572 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000079572 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079572 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000079572 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000079572 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079572 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033278 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000033278 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[16]
C000033278 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[16]
C000033278 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[16]
C000033278 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.20%	[16]
C000033278 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000033278 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033278 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000033278 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033278 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033278 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033279 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000033279 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[17]
C000033279 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[17]
C000033279 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[17]
C000033279 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.20%	[17]
C000033279 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000033279 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033279 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000033279 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033279 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033279 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202756 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000202756 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[18]
C000202756 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000202756 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[18]
C000202756 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.20%	[18]
C000202756 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000202756 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202756 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202756 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202756 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202756 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162569 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[19]
C000162569 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[19]
C000162569 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[19]
C000162569 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[19]
C000162569 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[19]
C000162569 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[19]
C000162569 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[19]
C000162569 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
C000162569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000162569 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000162569 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162569 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000162569 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162569 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162569 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162569 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033283 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[20]
C000033283 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[20]
C000033283 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[20]
C000033283 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[20]
C000033283 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[20]
C000033283 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[20]
C000033283 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[20]
C000033283 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
C000033283 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000033283 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000033283 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033283 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033283 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033283 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033283 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033283 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079574 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[21]
C000079574 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[21]
C000079574 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[21]
C000079574 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[21]
C000079574 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[21]
C000079574 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[21]
C000079574 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[21]
C000079574 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
C000079574 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000079574 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000079574 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000079574 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000079574 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000079574 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000079574 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033284 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[22]
C000033284 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[22]
C000033284 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[22]
C000033284 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[22]
C000033284 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[22]
C000033284 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[22]
C000033284 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[22]
C000033284 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
C000033284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000033284 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000033284 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033284 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033284 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033284 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033284 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033285 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[23]
C000033285 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[23]
C000033285 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[23]
C000033285 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[23]
C000033285 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[23]
C000033285 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[23]
C000033285 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[23]
C000033285 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
C000033285 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000033285 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000033285 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033285 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033285 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033285 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033285 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033285 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202758 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[24]
C000202758 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[24]
C000202758 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[24]
C000202758 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[24]
C000202758 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[24]
C000202758 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[24]
C000202758 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[24]
C000202758 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
C000202758 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000202758 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000202758 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202758 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202758 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202758 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202758 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202758 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162570 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[25]
C000162570 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[25]
C000162570 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%	[25]
C000162570 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[25]
C000162570 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[25]
C000162570 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000162570 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033286 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[26]
C000033286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[26]
C000033286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%	[26]
C000033286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[26]
C000033286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[26]
C000033286 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000033286 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033287 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[27]
C000033287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[27]
C000033287 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%	[27]
C000033287 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%	[27]
C000033287 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[27]
C000033287 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000033287 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162579 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[28]
C000162579 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[28]
C000162579 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[28]
C000162579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[28]
C000162579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[28]
C000162579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[28]
C000162579 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
C000162579 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000162579 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000162579 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162579 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162579 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079526 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[29]
C000079526 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[29]
C000079526 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[29]
C000079526 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[29]
C000079526 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[29]
C000079526 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[29]
C000079526 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
C000079526 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000079526 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000079526 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079526 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079526 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079525 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[30]
C000079525 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[30]
C000079525 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[30]
C000079525 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[30]
C000079525 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[30]
C000079525 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[30]
C000079525 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
C000079525 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000079525 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000079525 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079525 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079525 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079524 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[31]
C000079524 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[31]
C000079524 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[31]
C000079524 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[31]
C000079524 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[31]
C000079524 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[31]
C000079524 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
C000079524 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000079524 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000079524 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079524 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079524 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079523 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[32]
C000079523 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[32]
C000079523 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[32]
C000079523 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[32]
C000079523 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[32]
C000079523 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[32]
C000079523 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
C000079523 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000079523 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000079523 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079523 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079523 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202762 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[33]
C000202762 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[33]
C000202762 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[33]
C000202762 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[33]
C000202762 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[33]
C000202762 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[33]
C000202762 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
C000202762 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000202762 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202762 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202762 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202762 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162598 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[34]
C000162598 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[34]
C000162598 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[34]
C000162598 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[34]
C000162598 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[34]
C000162598 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[34]
C000162598 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[34]
C000162598 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000162598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000162598 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000162598 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162598 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162598 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162598 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162598 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117723 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[35]
C000117723 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[35]
C000117723 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[35]
C000117723 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[35]
C000117723 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[35]
C000117723 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[35]
C000117723 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[35]
C000117723 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000117723 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000117723 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000117723 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117723 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117723 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117723 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117722 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[36]
C000117722 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[36]
C000117722 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[36]
C000117722 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[36]
C000117722 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[36]
C000117722 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[36]
C000117722 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[36]
C000117722 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000117722 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000117722 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000117722 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117722 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117722 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117722 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117722 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117724 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[37]
C000117724 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[37]
C000117724 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[37]
C000117724 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[37]
C000117724 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[37]
C000117724 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[37]
C000117724 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[37]
C000117724 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000117724 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000117724 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000117724 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117724 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117724 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117724 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117724 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117721 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[38]
C000117721 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[38]
C000117721 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[38]
C000117721 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[38]
C000117721 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[38]
C000117721 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[38]
C000117721 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[38]
C000117721 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000117721 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000117721 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000117721 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117721 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117721 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117721 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117721 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162603 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000162603 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[39]
C000162603 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[39]
C000162603 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[39]
C000162603 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[39]
C000162603 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	73.00%
C000162603 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000162603 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162603 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162603 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158752 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[40]
C000158752 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[40]
C000158752 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[40]
C000158752 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[40]
C000158752 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[40]
C000158752 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	73.00%
C000158752 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000158752 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158752 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000158752 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[41]
C000158751 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[41]
C000158751 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[41]
C000158751 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[41]
C000158751 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[41]
C000158751 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	73.00%
C000158751 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000158751 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158751 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000158751 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158753 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[42]
C000158753 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[42]
C000158753 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[42]
C000158753 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[42]
C000158753 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[42]
C000158753 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	73.00%
C000158753 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000158753 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158753 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000158753 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158750 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[43]
C000158750 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[43]
C000158750 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[43]
C000158750 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[43]
C000158750 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[43]
C000158750 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	73.00%
C000158750 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000158750 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158750 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000158750 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202767 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[44]
C000202767 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[44]
C000202767 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[44]
C000202767 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[44]
C000202767 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[44]
C000202767 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	73.00%
C000202767 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000202767 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202767 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202767 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205815 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205815 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205815 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[45]
C000205815 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[45]
C000205815 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[45]
C000205815 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[45]
C000205815 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[45]
C000205815 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[45]
C000205815 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[45]
C000205815 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	76.20%
C000205815 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205815 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205815 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205815 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205815 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205815 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205815 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205815 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205815 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000205815 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000205815 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000205815 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205815 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205815 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205815 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205813 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205813 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205813 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[46]
C000205813 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[46]
C000205813 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[46]
C000205813 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[46]
C000205813 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[46]
C000205813 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[46]
C000205813 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[46]
C000205813 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	76.20%
C000205813 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205813 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205813 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205813 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205813 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205813 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205813 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205813 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205813 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000205813 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000205813 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000205813 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205813 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205813 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205813 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205812 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205812 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205812 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[47]
C000205812 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[47]
C000205812 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[47]
C000205812 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[47]
C000205812 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[47]
C000205812 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[47]
C000205812 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[47]
C000205812 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	76.20%
C000205812 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205812 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205812 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205812 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205812 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205812 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205812 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205812 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205812 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000205812 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000205812 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000205812 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205812 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205812 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205812 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205814 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205814 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205814 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[48]
C000205814 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[48]
C000205814 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[48]
C000205814 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[48]
C000205814 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[48]
C000205814 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[48]
C000205814 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[48]
C000205814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	76.20%
C000205814 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205814 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205814 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205814 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205814 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205814 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205814 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205814 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205814 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000205814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000205814 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000205814 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205814 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205814 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205814 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205811 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205811 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205811 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[49]
C000205811 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[49]
C000205811 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[49]
C000205811 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[49]
C000205811 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[49]
C000205811 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[49]
C000205811 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[49]
C000205811 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	76.20%
C000205811 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205811 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205811 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205811 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205811 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205811 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205811 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205811 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205811 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000205811 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000205811 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000205811 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205811 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205811 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205811 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205820 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205820 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000205820 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[50]
C000205820 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[50]
C000205820 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[50]
C000205820 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%	[50]
C000205820 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[50]
C000205820 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[50]
C000205820 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[50]
C000205820 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000205820 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205820 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205820 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205820 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205820 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205820 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205820 [Member] | MAURITIUS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205820 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
C000205820 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000205820 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000205820 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205820 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205820 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205818 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205818 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000205818 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[51]
C000205818 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[51]
C000205818 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[51]
C000205818 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%	[51]
C000205818 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[51]
C000205818 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[51]
C000205818 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[51]
C000205818 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000205818 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205818 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205818 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205818 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205818 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205818 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205818 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205818 [Member] | MAURITIUS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205818 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
C000205818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000205818 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000205818 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205818 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205818 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205817 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205817 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000205817 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[52]
C000205817 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[52]
C000205817 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[52]
C000205817 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%	[52]
C000205817 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[52]
C000205817 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[52]
C000205817 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[52]
C000205817 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000205817 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205817 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205817 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205817 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205817 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205817 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205817 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205817 [Member] | MAURITIUS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205817 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
C000205817 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000205817 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000205817 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205817 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205817 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205819 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205819 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000205819 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[53]
C000205819 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[53]
C000205819 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[53]
C000205819 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%	[53]
C000205819 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[53]
C000205819 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[53]
C000205819 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[53]
C000205819 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000205819 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205819 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205819 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205819 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205819 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205819 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205819 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205819 [Member] | MAURITIUS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205819 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
C000205819 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000205819 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000205819 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205819 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205819 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205816 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205816 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000205816 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[54]
C000205816 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[54]
C000205816 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[54]
C000205816 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%	[54]
C000205816 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[54]
C000205816 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[54]
C000205816 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[54]
C000205816 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000205816 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205816 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205816 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205816 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205816 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205816 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205816 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205816 [Member] | MAURITIUS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205816 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
C000205816 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000205816 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000205816 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205816 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205816 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[2]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[3]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[4]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[5]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[6]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[7]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[8]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[9]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[10]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[11]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[12]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[13]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[14]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[15]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[16]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[17]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[18]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[19]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[20]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[21]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[22]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[23]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[24]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[25]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[26]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[27]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[28]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[29]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[30]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[31]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[32]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[33]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[34]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[35]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[36]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[37]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[38]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[39]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[40]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[41]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[42]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[43]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[44]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[45]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[46]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[47]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[48]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[49]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[50]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[51]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[52]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[53]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[54]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.